Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
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COMMITMENTS AND CONTINGENCIES:

During
2017,
the Company filed a Complaint against the National Institutes of Health (the “NIH”) in the United States District Court for the Northern District of Florida, Gainesville Division. Pursuant to the Complaint, the Company is seeking an order requiring the NIH to provide the Company with records responsive to a request originally made by the Company to the NIH under the Freedom of Information Act on
October 19, 2016.
Subsequent to the filing of the Complaint, the Company received documents from the NIH with substantial redactions. Legal counsel is currently reviewing those documents and our options in connection with this proceeding.

From time to time, the Company is a party to claims and legal proceedings arising in the ordinary course of business. Our management evaluates our exposure to these claims and proceedings individually and in the aggregate and records an expense for potential losses on such litigation if it is possible to estimate the amount of loss and if the amount of the loss is probable.

On
November 26, 2018,
we entered a new
two
-year lease for approximately
2,500
square feet of office and distribution warehouse space located in Gainesville, Florida for
$1,600
per month, with a
two
-year renewal option.